UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Nasdaq Composite Index® ETF Fidelity® Nasdaq Composite Index® ETF : ONEQ Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 12	0.21%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$6,310,591,600
Number of Holdings	1,022
Portfolio Turnover	4%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.1
Communication Services	14.8
Consumer Discretionary	13.2
Health Care	6.8
Industrials	4.1
Consumer Staples	3.8
Financials	3.7
Materials	1.0
Utilities	0.8
Real Estate	0.8
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.4
Apple Inc	10.9
NVIDIA Corp	10.2
Amazon.com Inc	6.8
Meta Platforms Inc Class A	3.9
Alphabet Inc Class A	3.8
Alphabet Inc Class C	3.6
Broadcom Inc	2.3
Tesla Inc	2.2
Costco Wholesale Corp	1.4
56.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915910.100 1283-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® ETF

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® ETF
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.0%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	13,781	816,111
Consolidated Communications Holdings, Inc. (b)	90,033	396,145
Frontier Communications Parent, Inc. (a)(b)	69,551	1,854,230
GCI Liberty, Inc. Class A (Escrow) (c)(i)	18,738	0
Iridium Communications, Inc.	33,711	1,015,038
Liberty Global Ltd.:
Class A	49,704	828,566
Class C (a)	56,835	970,173
Liberty Latin America Ltd. Class C (a)(b)	164,335	1,490,518
		7,370,781
Entertainment - 1.5%
Atlanta Braves Holdings, Inc. Class C, (a)	17,269	690,242
Bilibili, Inc. ADR (b)	29,412	427,062
Electronic Arts, Inc. (a)	57,517	7,642,859
Grom Social Enterprises, Inc. (a)(b)	97,017	46,762
iQIYI, Inc. ADR (b)	122,371	566,578
Liberty Media Corp. Liberty Formula One:
Class A	8,672	593,252
Class C (a)	49,270	3,652,878
Liberty Media Corp. Liberty Live:
Class C	15,627	594,920
Series A	6,887	252,271
Lionsgate Studios Corp. (a)	67,127	559,168
NetEase, Inc. ADR	30,690	2,732,331
Netflix, Inc. (b)	100,073	64,208,838
Playtika Holding Corp. (a)	98,777	863,311
Roku, Inc. Class A (b)	29,203	1,676,252
Take-Two Interactive Software, Inc. (b)	37,961	6,087,426
Warner Bros Discovery, Inc. (b)	559,760	4,612,422
Warner Music Group Corp. Class A	37,956	1,130,330
		96,336,902
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A	1,364,879	235,441,628
Class C	1,313,319	228,464,973
Baidu, Inc. sponsored ADR (b)	33,585	3,264,462
Bumble, Inc. (a)(b)	85,218	997,051
CarGurus, Inc. Class A (b)	18,154	439,508
Gamesquare Holdings, Inc. (a)(b)	51,003	66,304
Hello Group, Inc. ADR	56,489	318,598
IAC, Inc. (b)	29,079	1,447,843
JOYY, Inc. ADR	10,255	306,214
Kanzhun Ltd. ADR	72,334	1,537,098
Match Group, Inc. (b)	64,412	1,972,940
Meta Platforms, Inc. Class A	508,398	237,335,438
QuinStreet, Inc. (a)(b)	27,603	486,089
Taboola.com Ltd. (a)(b)	130,865	524,769
TripAdvisor, Inc. (b)	31,885	585,090
Trump Media & Technology Group (a)(b)	40,971	2,011,266
Yandex NV Series A (a)(b)(c)	4,600	53,360
Ziff Davis, Inc. (a)(b)	12,103	697,254
Zoominfo Technologies, Inc. (b)	99,306	1,219,478
		717,169,363
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	119,943	412,604
Charter Communications, Inc. Class A (b)	34,270	9,839,602
Comcast Corp. Class A	904,458	36,205,454
comScore, Inc. (a)(b)	10,820	148,559
Criteo SA sponsored ADR (b)	15,611	609,141
EchoStar Corp. Class A (a)(b)	55,794	1,071,245
Fox Corp.:
Class A	45,539	1,567,908
Class B	61,339	1,959,168
Integral Ad Science Holding Corp. (b)	49,296	456,481
Liberty Broadband Corp.:
Class A (a)(b)	5,965	323,542
Class C (b)	30,926	1,672,787
Liberty Media Corp. Liberty SiriusXM:
Class A	25,807	586,593
Class C	53,304	1,207,869
Magnite, Inc. (a)(b)	27,971	345,162
News Corp.:
Class A	95,952	2,608,935
Class B	35,904	1,001,004
Nexstar Media Group, Inc. Class A (a)	9,026	1,495,518
Paramount Global Class B (a)	147,023	1,751,044
Scholastic Corp.	12,012	435,795
Sirius XM Holdings, Inc. (a)	929,040	2,619,893
TechTarget, Inc. (b)	14,429	436,044
The Trade Desk, Inc. (b)	104,993	9,741,251
		76,495,599
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (a)(b)	37,160	393,339
Millicom International Cellular SA (a)(b)	48,142	1,198,736
T-Mobile U.S., Inc. (a)	265,247	46,407,615
VEON Ltd. sponsored ADR (b)	7,683	195,148
Vodafone Group PLC sponsored ADR	107,648	1,035,574
		49,230,412
TOTAL COMMUNICATION SERVICES		946,603,057
CONSUMER DISCRETIONARY - 13.2%
Automobile Components - 0.1%
Dorman Products, Inc. (a)(b)	8,449	777,055
Fox Factory Holding Corp. (b)	11,915	555,477
Garrett Motion, Inc. (a)(b)	90,235	819,334
Gentex Corp. (a)	55,526	1,943,410
Gentherm, Inc. (b)	10,228	551,698
Mobileye Global, Inc. Class A (a)(b)	17,985	461,495
Patrick Industries, Inc. (a)	7,536	863,626
The Goodyear Tire & Rubber Co. (b)	47,930	590,018
Visteon Corp. (b)	6,737	750,300
XPEL, Inc. (a)(b)	9,201	349,638
		7,662,051
Automobiles - 2.2%
Cenntro, Inc. (a)	88,816	161,645
Gogoro, Inc. (a)(b)	70,957	103,597
Li Auto, Inc. ADR (a)(b)	50,567	1,023,982
Lucid Group, Inc. Class A (a)(b)	563,925	1,601,547
NWTN, Inc. (a)(b)	76,408	250,618
Rivian Automotive, Inc. (a)(b)	231,074	2,523,328
Tesla, Inc. (b)	739,481	131,686,776
VinFast Auto PTE Ltd. (a)	546,568	2,672,718
		140,024,211
Broadline Retail - 7.6%
Amazon.com, Inc. (b)	2,405,687	424,459,414
eBay, Inc.	120,426	6,529,498
Etsy, Inc. (b)	31,077	1,972,457
Global-e Online Ltd. (a)(b)	37,344	1,165,880
JD.com, Inc. sponsored ADR	114,213	3,382,989
MercadoLibre, Inc. (b)	11,772	20,313,528
Ollie's Bargain Outlet Holdings, Inc. (b)	17,397	1,434,035
Ozon Holdings PLC ADR (a)(b)(c)	22,100	552,500
PDD Holdings, Inc. ADR (b)	155,313	23,262,781
		483,073,082
Distributors - 0.1%
GigaCloud Technology, Inc. Class A (b)	9,452	294,335
LKQ Corp.	52,200	2,246,166
Pool Corp.	8,614	3,131,620
		5,672,121
Diversified Consumer Services - 0.1%
American Public Education, Inc. (b)	17,515	304,761
Duolingo, Inc. (b)	8,609	1,647,763
Frontdoor, Inc. (a)(b)	19,717	697,390
Grand Canyon Education, Inc. (b)	8,946	1,274,447
Laureate Education, Inc.	39,322	615,783
OneSpaWorld Holdings Ltd. (b)	28,178	438,168
Perdoceo Education Corp.	35,751	804,398
Strategic Education, Inc.	7,149	810,840
Udemy, Inc. (b)	77,162	682,112
		7,275,662
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (b)	100,241	14,527,928
Atour Lifestyle Holdings Ltd. ADR	30,368	540,854
Bloomin' Brands, Inc. (a)	27,136	591,565
Booking Holdings, Inc. (a)	7,670	28,964,605
Caesars Entertainment, Inc. (b)	47,258	1,680,494
Churchill Downs, Inc.	18,882	2,445,219
Cracker Barrel Old Country Store, Inc. (a)	10,850	529,263
Dave & Buster's Entertainment, Inc. (b)	11,684	596,936
Doordash, Inc. (b)	86,202	9,491,702
Draftkings Holdings, Inc. (b)	109,990	3,863,949
Expedia Group, Inc. (b)	27,712	3,127,576
First Watch Restaurant Group, Inc. (a)(b)	27,762	546,356
Golden Entertainment, Inc.	11,529	348,983
H World Group Ltd. ADR	41,258	1,536,035
Jack in the Box, Inc. (a)	5,043	279,180
Krispy Kreme, Inc. (a)	57,435	600,770
Kura Sushi U.S.A., Inc. Class A (a)(b)	3,982	397,842
Light & Wonder, Inc. Class A (a)(b)	19,997	1,909,314
MakeMyTrip Ltd. (a)(b)	17,165	1,297,502
Marriott International, Inc. Class A	63,430	14,663,113
Melco Crown Entertainment Ltd. sponsored ADR (b)	70,862	555,558
Monarch Casino & Resort, Inc. (a)	6,743	451,579
Papa John's International, Inc. (a)	8,617	400,346
Penn Entertainment, Inc. (b)	39,012	682,710
Playa Hotels & Resorts NV (a)(b)	66,032	562,593
Red Rock Resorts, Inc.	16,157	828,046
Sabre Corp. (a)(b)	137,483	430,322
Sportradar Holding AG (a)(b)	63,368	645,720
Starbucks Corp.	258,679	20,751,229
Target Hospitality Corp. (a)(b)	22,526	255,895
Texas Roadhouse, Inc. Class A	12,379	2,137,482
The Cheesecake Factory, Inc. (a)	14,218	547,109
Trip.com Group Ltd. ADR (b)	79,235	4,081,395
Wendy's Co. (a)	59,479	1,037,909
Wingstop, Inc.	6,810	2,510,507
Wynn Resorts Ltd.	25,665	2,435,095
		126,252,681
Household Durables - 0.1%
Cavco Industries, Inc. (b)	2,692	961,582
Helen of Troy Ltd. (a)(b)	7,217	771,353
LGI Homes, Inc. (b)	8,345	801,120
Newell Brands, Inc. (a)	147,060	1,135,303
Sonos, Inc. (a)(b)	33,563	530,295
		4,199,653
Leisure Products - 0.1%
BRP, Inc. (a)	6,412	400,750
Hasbro, Inc.	29,272	1,749,880
Mattel, Inc. (a)(b)	89,356	1,589,643
Peloton Interactive, Inc. Class A (a)(b)	110,004	400,415
		4,140,688
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	20,724	1,195,568
Five Below, Inc. (b)	12,649	1,747,206
Monro, Inc. (a)	10,046	237,588
National Vision Holdings, Inc. (b)	53,679	810,016
Newegg Commerce, Inc. (a)(b)	239,509	211,031
O'Reilly Automotive, Inc. (b)	13,554	13,056,026
Ross Stores, Inc.	71,878	10,045,669
Shoe Carnival, Inc.	14,032	529,708
Stitch Fix, Inc. (a)(b)	208,518	515,039
The ODP Corp. (b)	18,056	707,073
The RealReal, Inc. (a)(b)	68,509	295,274
Tractor Supply Co. (a)	24,886	7,099,727
Ulta Beauty, Inc. (b)	11,598	4,582,254
Upbound Group, Inc. (a)	23,385	767,496
Urban Outfitters, Inc. (b)	25,236	1,052,594
Winmark Corp.	1,659	590,438
		43,442,707
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (a)	13,920	1,191,830
Crocs, Inc. (a)(b)	14,677	2,284,328
G-III Apparel Group Ltd. (a)(b)	12,658	380,499
lululemon athletica, Inc. (b)	27,481	8,573,797
Steven Madden Ltd. (a)	20,003	889,133
		13,319,587
TOTAL CONSUMER DISCRETIONARY		835,062,443
CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Celsius Holdings, Inc. (b)	55,622	4,448,648
Coca-Cola Consolidated, Inc.	2,177	2,135,724
Coca-Cola Europacific Partners PLC (a)	108,226	7,977,338
Keurig Dr. Pepper, Inc.	324,178	11,103,097
MGP Ingredients, Inc. (a)	6,955	539,847
Monster Beverage Corp. (b)	241,921	12,560,538
National Beverage Corp. (b)	25,276	1,167,751
PepsiCo, Inc.	310,234	53,639,459
The Vita Coco Co., Inc. (a)(b)	23,575	686,268
		94,258,670
Consumer Staples Distribution & Retail - 1.6%
Andersons, Inc. (a)	11,529	603,428
Casey's General Stores, Inc. (a)	8,507	2,822,452
Chefs' Warehouse Holdings (a)(b)	14,818	584,126
Costco Wholesale Corp.	101,612	82,294,543
Dollar Tree, Inc. (b)	54,259	6,399,849
Grocery Outlet Holding Corp. (b)	27,695	609,013
Ingles Markets, Inc. Class A	5,533	404,684
Maplebear, Inc. (NASDAQ)	75,798	2,310,323
PriceSmart, Inc.	8,882	747,420
Sprouts Farmers Market LLC (a)(b)	25,327	2,000,326
Walgreens Boots Alliance, Inc. (a)	201,938	3,275,434
		102,051,598
Food Products - 0.7%
Bridgford Foods Corp. (a)(b)	2,867	28,957
Cal-Maine Foods, Inc. (a)	13,668	842,906
Freshpet, Inc. (b)	12,472	1,635,952
J&J Snack Foods Corp. (a)	5,169	841,048
John B. Sanfilippo & Son, Inc.	3,836	386,784
Lancaster Colony Corp. (a)	6,551	1,215,211
Mission Produce, Inc. (a)(b)	36,526	432,833
Mondelez International, Inc.	311,152	21,323,247
Pilgrim's Pride Corp. (b)	61,728	2,217,887
The Kraft Heinz Co.	284,920	10,077,620
The Simply Good Foods Co. (b)	27,876	1,072,947
Vital Farms, Inc. (b)	23,115	956,499
		41,031,891
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.)	17,474	652,654
Reynolds Consumer Products, Inc.	53,837	1,531,124
WD-40 Co. (a)	3,838	862,360
		3,046,138
Personal Care Products - 0.0%
Inter Parfums, Inc. (a)	8,917	1,068,078
Oddity Tech Ltd. (a)	13,035	468,087
		1,536,165
TOTAL CONSUMER STAPLES		241,924,462
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	230,620	7,721,158
Championx Corp.	45,231	1,475,435
Patterson-UTI Energy, Inc.	96,577	1,064,279
ProFrac Holding Corp. Class A (a)(b)	46,315	445,550
Smart Sand, Inc. (b)	107,208	241,218
Weatherford International PLC (a)(b)	18,166	2,186,096
		13,133,736
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	39,737	979,120
Amplify Energy Corp. warrants 5/4/22 (b)(c)	322	0
APA Corp.	85,845	2,620,848
Chesapeake Energy Corp. (a)	31,123	2,830,014
Chord Energy Corp.	9,200	1,705,772
Diamondback Energy, Inc.	40,745	8,118,849
Golar LNG Ltd.	33,961	892,835
Green Plains, Inc. (a)(b)	19,798	339,932
HighPeak Energy, Inc. (a)	23,666	373,449
New Fortress Energy, Inc. Class A (a)	52,438	1,329,303
Nextdecade Corp. (a)(b)	81,117	580,798
Plains All American Pipeline LP	173,633	2,953,497
Plains GP Holdings LP Class A	56,607	1,019,492
TORM PLC (a)	27,580	1,021,839
Viper Energy, Inc.	23,781	914,617
		25,680,365
TOTAL ENERGY		38,814,101
FINANCIALS - 3.8%
Banks - 1.2%
Ameris Bancorp	20,490	1,023,476
BancFirst Corp.	9,709	836,430
Bancorp, Inc., Delaware (a)(b)	19,409	651,948
Bank of Marin Bancorp	8,219	126,408
Bank OZK (a)	22,071	924,333
Banner Corp.	11,921	558,260
BCB Bancorp, Inc.	30,452	304,520
BOK Financial Corp. (a)	17,905	1,622,551
Broadway Financial Corp. (b)	15,833	76,790
Business First Bancshares, Inc.	8,526	182,883
Carver Bancorp, Inc. (b)	35,798	69,090
Cathay General Bancorp (a)	21,756	801,491
City Holding Co. (a)	5,594	571,819
Columbia Banking Systems, Inc. (a)	68,298	1,316,785
Columbia Financial, Inc. (a)(b)	40,936	593,572
Commerce Bancshares, Inc. (a)	33,666	1,873,176
CVB Financial Corp. (a)	43,944	726,834
Dime Community Bancshares, Inc.	17,330	320,085
East West Bancorp, Inc. (a)	31,482	2,335,650
Eastern Bankshares, Inc. (a)	53,731	736,115
Enterprise Bancorp, Inc.	10,414	261,912
Enterprise Financial Services Corp.	13,435	519,800
Fifth Third Bancorp	148,760	5,566,599
First Bancorp, North Carolina (a)	18,723	590,711
First Busey Corp.	19,217	434,496
First Citizens Bancshares, Inc.	3,148	5,346,658
First Financial Bancorp, Ohio	28,217	629,239
First Financial Bankshares, Inc. (a)	37,272	1,117,415
First Hawaiian, Inc. (a)	37,933	771,178
First Internet Bancorp	19,649	578,860
First Interstate Bancsystem, Inc. (a)	30,836	818,387
First Merchants Corp. (a)	17,485	577,879
Flushing Financial Corp. (a)	14,139	179,848
Fulton Financial Corp.	45,147	760,275
German American Bancorp, Inc. (a)	15,476	489,815
Grupo Financiero Galicia SA sponsored ADR Class B, (a)	14,973	536,782
Hancock Whitney Corp.	24,104	1,126,380
Hanmi Financial Corp.	18,672	294,271
Heartland Financial U.S.A., Inc.	27,359	1,202,702
Hope Bancorp, Inc.	57,194	602,253
Horizon Bancorp, Inc. Indiana	21,977	268,559
Huntington Bancshares, Inc.	255,029	3,550,004
Independent Bank Corp.	12,343	626,901
Independent Bank Group, Inc.	30,574	1,407,627
Inter & Co., Inc. Class A	71,085	432,197
International Bancshares Corp. (a)	17,916	1,018,166
Investar Holding Corp.	19,245	305,033
Lakeland Financial Corp. (a)	8,795	545,554
NBT Bancorp, Inc. (a)	12,379	460,251
Northwest Bancshares, Inc. (a)	45,490	498,116
OceanFirst Financial Corp.	29,812	448,671
Old National Bancorp, Indiana (a)	63,226	1,080,532
Pacific Premier Bancorp, Inc. (a)	31,853	708,411
Pathward Financial, Inc.	9,636	513,695
Peoples Bancorp, Inc.	10,499	306,046
Pinnacle Financial Partners, Inc. (a)	15,272	1,214,277
Popular, Inc.	14,365	1,278,629
Preferred Bank, Los Angeles (a)	6,749	504,285
Premier Financial Corp.	17,779	350,424
Republic Bancorp, Inc., Kentucky Class A	11,819	612,106
S&T Bancorp, Inc. (a)	11,788	376,155
Seacoast Banking Corp., Florida (a)	25,415	601,573
Simmons First National Corp. Class A	33,708	585,845
Stock Yards Bancorp, Inc. (a)	10,197	477,729
Texas Capital Bancshares, Inc. (b)	14,312	862,727
TFS Financial Corp. (a)	86,059	1,134,258
TowneBank	21,575	586,624
Trico Bancshares	12,321	469,184
Triumph Bancorp, Inc. (a)(b)	10,803	802,663
Trustmark Corp. (a)	21,104	615,182
UMB Financial Corp. (a)	13,097	1,079,717
United Bankshares, Inc., West Virginia	35,831	1,162,358
United Community Bank, Inc.	26,221	672,831
Valley National Bancorp	135,151	963,627
Veritex Holdings, Inc.	51,043	1,041,277
WaFd, Inc.	21,593	604,820
Washington Trust Bancorp, Inc. (a)	12,112	317,940
WesBanco, Inc. (a)	20,824	574,742
Westamerica Bancorp. (a)	9,734	475,214
Wintrust Financial Corp.	15,537	1,532,104
WSFS Financial Corp. (a)	18,884	832,029
Zions Bancorporation NA (a)	30,437	1,314,574
		71,270,333
Capital Markets - 1.3%
B. Riley Financial, Inc. (a)	10,574	253,353
BGC Group, Inc. Class A	67,676	586,751
Carlyle Group LP (a)	82,152	3,529,250
CME Group, Inc.	83,545	16,957,964
Coinbase Global, Inc. (b)	45,808	10,348,943
Freedom Holding Corp. (a)(b)	20,992	1,600,430
Futu Holdings Ltd. ADR (b)	19,717	1,481,535
Greenpro Capital Corp. (a)(b)	70,480	74,709
Hamilton Lane, Inc. Class A	11,862	1,488,562
Interactive Brokers Group, Inc. (a)	23,943	3,010,114
LPL Financial	17,492	5,006,385
Marex Group PLC (a)	16,409	331,790
MarketAxess Holdings, Inc.	9,152	1,820,607
Morningstar, Inc. (a)	10,503	3,027,490
NASDAQ, Inc.	133,025	7,852,466
Northern Trust Corp. (a)	42,730	3,599,575
Perella Weinberg Partners Class A (a)	32,774	506,031
Robinhood Markets, Inc. (b)	183,909	3,843,698
SEI Investments Co.	32,024	2,168,345
StepStone Group, Inc. Class A	30,574	1,312,848
StoneX Group, Inc. (b)	10,546	791,688
T. Rowe Price Group, Inc. (a)	52,995	6,244,401
TPG, Inc. (a)	21,611	905,933
Tradeweb Markets, Inc. Class A (a)	27,607	3,009,439
Victory Capital Holdings, Inc. (a)	24,864	1,293,674
Virtu Financial, Inc. Class A	31,851	700,722
XP, Inc. Class A (a)	98,736	1,874,997
		83,621,700
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,220	1,580,473
Encore Capital Group, Inc. (a)(b)	7,126	315,254
FirstCash Holdings, Inc.	12,063	1,422,469
Kaspi.KZ JSC ADR	43,197	5,460,101
LendingTree, Inc. (b)	9,449	406,213
Navient Corp. (a)	35,865	540,486
Qifu Technology, Inc. ADR	35,883	693,260
SLM Corp. (a)	57,737	1,239,036
SoFi Technologies, Inc. (a)(b)	223,769	1,544,006
Upstart Holdings, Inc. (a)(b)	22,414	554,074
		13,755,372
Financial Services - 0.5%
Affirm Holdings, Inc. Class A, (a)(b)	55,180	1,615,119
AvidXchange Holdings, Inc. (a)(b)	86,711	918,269
DigiAsia Corp. (a)(b)	17,575	146,927
Dlocal Ltd. (b)	54,478	498,474
Enact Holdings, Inc. (a)	43,857	1,346,848
Euronet Worldwide, Inc. (b)	13,483	1,571,848
Flywire Corp. (a)(b)	21,388	366,804
Focus Impact BH3 Acquisition Co. (b)	15,933	168,252
Jack Henry & Associates, Inc.	17,730	2,919,776
Marblegate Acquisition Corp. (b)	17,429	187,362
Marqeta, Inc. Class A (b)	198,255	1,054,717
Merchants Bancorp	17,751	710,928
Mr. Cooper Group, Inc. (b)	14,197	1,184,030
NMI Holdings, Inc. Class A (b)	20,478	679,460
Nuvei Corp. (d)	13,585	437,437
Payoneer Global, Inc. (a)(b)	119,620	716,524
PayPal Holdings, Inc. (b)	252,071	15,877,952
Remitly Global, Inc. (b)	56,063	728,539
StoneCo Ltd. Class A (b)	80,765	1,117,788
		32,247,054
Insurance - 0.6%
Amerisafe, Inc.	10,398	455,744
Arch Capital Group Ltd. (b)	88,969	9,130,888
Brighthouse Financial, Inc. (b)	31,854	1,417,822
Cincinnati Financial Corp.	30,913	3,634,751
Enstar Group Ltd. (a)(b)	4,443	1,391,281
Erie Indemnity Co. Class A	11,365	4,119,017
Goosehead Insurance (a)(b)	11,839	763,616
Oxbridge Re Holdings Ltd. (a)(b)	86,229	189,704
Palomar Holdings, Inc. (b)	5,181	439,556
Principal Financial Group, Inc.	50,679	4,157,705
Safety Insurance Group, Inc.	5,273	407,867
Selective Insurance Group, Inc.	15,942	1,556,099
Skyward Specialty Insurance Group, Inc. (b)	21,450	800,514
The Baldwin Insurance Group, Inc. Class A, (a)(b)	21,797	734,123
Willis Towers Watson PLC	23,748	6,062,627
		35,261,314
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (a)	137,503	1,318,654
New York Mortgage Trust, Inc.	60,723	361,302
		1,679,956
TOTAL FINANCIALS		237,835,729
HEALTH CARE - 6.7%
Biotechnology - 3.8%
4D Molecular Therapeutics, Inc. (a)(b)	24,776	593,881
ACADIA Pharmaceuticals, Inc. (b)	56,563	854,101
ADMA Biologics, Inc. (b)	104,361	996,648
Agios Pharmaceuticals, Inc. (a)(b)	31,295	1,137,260
Aileron Therapeutics, Inc. (a)(b)	40,510	129,632
Akero Therapeutics, Inc. (b)	12,246	230,470
Alkermes PLC (a)(b)	44,277	1,036,082
Allakos, Inc. (b)	148,593	185,741
Alnylam Pharmaceuticals, Inc. (a)(b)	31,316	4,648,234
Alvotech SA (a)(b)	20,523	284,859
Amgen, Inc.	122,024	37,321,040
Amicus Therapeutics, Inc. (b)	72,007	705,669
Apellis Pharmaceuticals, Inc. (a)(b)	29,987	1,176,990
Apogee Therapeutics, Inc. (a)	11,460	523,034
Applied Genetic Technologies Corp. (b)(c)	14,225	0
Aptorum Group Ltd. Class A, (a)(b)	37,078	184,648
Arcellx, Inc. (a)(b)	15,572	809,744
Ardelyx, Inc. (a)(b)	83,378	571,973
Argenx SE ADR (b)	7,188	2,666,892
Arrowhead Pharmaceuticals, Inc. (a)(b)	26,271	602,919
Ascendis Pharma A/S sponsored ADR (b)	14,284	1,929,768
Avidity Biosciences, Inc. (b)	28,348	761,427
Beam Therapeutics, Inc. (a)(b)	34,938	832,223
BeiGene Ltd. ADR (a)(b)	11,760	1,750,476
Biogen, Inc. (b)	34,150	7,681,701
BioMarin Pharmaceutical, Inc. (b)	44,763	3,360,358
BioNTech SE ADR (b)	26,253	2,641,052
Blueprint Medicines Corp. (a)(b)	16,801	1,773,514
BridgeBio Pharma, Inc. (a)(b)	51,026	1,429,238
Carisma Therapeutics, Inc. rights (b)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (a)(b)	20,223	327,006
Celldex Therapeutics, Inc. (b)	19,051	634,398
Cerevel Therapeutics Holdings (b)	42,353	1,725,461
CG Oncology, Inc. (a)	12,783	416,470
Clementia Pharmaceuticals, Inc. rights (b)(c)	20,215	0
Crinetics Pharmaceuticals, Inc. (a)(b)	22,918	1,017,788
CRISPR Therapeutics AG (a)(b)	20,497	1,101,509
Cullinan Oncology, Inc. (b)	16,337	383,920
CureVac NV (a)(b)	74,138	288,397
Cyclerion Therapeutics, Inc. (a)(b)	14,015	37,420
Cytokinetics, Inc. (a)(b)	26,824	1,301,232
Day One Biopharmaceuticals, Inc. (a)(b)	43,554	577,962
Deciphera Pharmaceuticals, Inc. (b)	35,090	896,199
Denali Therapeutics, Inc. (b)	35,281	654,815
Design Therapeutics, Inc. (a)(b)	54,707	221,563
Dynavax Technologies Corp. (a)(b)	38,742	464,517
Dyne Therapeutics, Inc. (b)	27,145	865,383
Entrada Therapeutics, Inc. (a)(b)	23,559	364,458
Exact Sciences Corp. (a)(b)	43,699	1,986,120
Exelixis, Inc. (a)(b)	72,305	1,568,295
Forte Biosciences, Inc. (b)	125,432	74,482
Fusion Pharmaceuticals, Inc. (b)	21,466	461,948
Galectin Therapeutics, Inc. (a)(b)	75,525	205,428
Genmab A/S ADR (b)	16,143	455,233
Geron Corp. (a)(b)	199,532	708,339
Gilead Sciences, Inc.	288,527	18,543,630
Halozyme Therapeutics, Inc. (a)(b)	29,388	1,301,595
HilleVax, Inc. (a)(b)	24,650	299,251
Ideaya Biosciences, Inc. (a)(b)	26,466	967,332
Immatics NV (a)(b)	41,367	456,278
ImmunityBio, Inc. (a)(b)	163,385	1,048,932
Immunocore Holdings PLC ADR (b)	6,662	326,305
Immunovant, Inc. (a)(b)	38,833	985,970
Incyte Corp. (b)	53,200	3,074,428
Inhibrx Biosciences, Inc.	231	3,754
Inmune Bio, Inc. (a)(b)	38,321	362,133
Insmed, Inc. (a)(b)	42,616	2,346,011
Intellia Therapeutics, Inc. (a)(b)	27,769	593,701
Ionis Pharmaceuticals, Inc. (a)(b)	37,889	1,423,490
Iovance Biotherapeutics, Inc. (a)(b)	80,353	713,535
Ironwood Pharmaceuticals, Inc. Class A (b)	52,472	330,574
Janux Therapeutics, Inc. (b)	13,320	712,620
Keros Therapeutics, Inc. (b)	16,053	752,404
Kinnate Biopharma, Inc. rights (b)(c)	50,749	1
Krystal Biotech, Inc. (a)(b)	8,177	1,308,729
Kura Oncology, Inc. (b)	39,835	820,999
Kymera Therapeutics, Inc. (a)(b)	23,093	741,516
Legend Biotech Corp. ADR (b)	20,220	809,002
Lyell Immunopharma, Inc. (a)(b)	202,721	561,537
Madrigal Pharmaceuticals, Inc. (a)(b)	6,318	1,492,059
MannKind Corp. (a)(b)	110,887	517,842
Merus BV (a)(b)	19,953	1,062,298
Mirati Therapeutics, Inc. rights (b)(c)	1,147	0
Mirum Pharmaceuticals, Inc. (a)(b)	31,037	745,819
Moderna, Inc. (b)	90,023	12,832,779
Monte Rosa Therapeutics, Inc. (a)(b)	37,849	155,938
Moonlake Immunotherapeutics Class A (a)(b)	18,693	760,057
Morphic Holding, Inc. (a)(b)	16,767	509,214
Myriad Genetics, Inc. (b)	26,838	610,833
Natera, Inc. (b)	26,217	2,792,897
Neurocrine Biosciences, Inc. (b)	23,647	3,202,040
NewAmsterdam Pharma Co. NV (b)	17,927	336,131
Nuvalent, Inc. Class A (a)(b)	14,829	973,079
Omniab, Inc. (b)(c)	2,320	9,674
Omniab, Inc. (b)(c)	2,320	9,048
Protagonist Therapeutics, Inc. (b)	33,073	931,005
Prothena Corp. PLC (a)(b)	15,136	314,980
PTC Therapeutics, Inc. (b)	19,833	721,128
Recursion Pharmaceuticals, Inc. Class A (a)(b)	68,084	563,736
Regeneron Pharmaceuticals, Inc. (b)	24,957	24,461,853
Repligen Corp. (a)(b)	11,777	1,755,833
Revolution Medicines, Inc. (b)	36,276	1,390,459
Rhythm Pharmaceuticals, Inc. (a)(b)	21,016	749,851
Rocket Pharmaceuticals, Inc. (a)(b)	29,299	624,655
Roivant Sciences Ltd. (a)(b)	197,796	2,049,167
Sana Biotechnology, Inc. (a)(b)	78,899	591,743
Sarepta Therapeutics, Inc. (a)(b)	23,058	2,994,312
Savara, Inc. (a)(b)	178,294	729,222
Scholar Rock Holding Corp. (a)(b)	33,257	312,283
Soleno Therapeutics, Inc. (a)(b)	9,989	420,337
SpringWorks Therapeutics, Inc. (a)(b)	23,481	973,522
Spyre Therapeutics, Inc. (a)(b)	12,353	431,737
Summit Therapeutics, Inc. (a)(b)	220,251	1,912,880
Syndax Pharmaceuticals, Inc. (a)(b)	51,432	991,095
Tango Therapeutics, Inc. (a)(b)	53,201	368,151
TG Therapeutics, Inc. (b)	49,248	802,742
Tiziana Life Sciences Ltd. (a)(b)	162,041	162,025
Tobira Therapeutics, Inc. rights (b)(c)	1,750	0
Twist Bioscience Corp. (a)(b)	19,866	832,385
Tyra Biosciences, Inc. (b)	20,837	337,976
Ultragenyx Pharmaceutical, Inc. (b)	31,186	1,251,806
United Therapeutics Corp. (b)	10,781	2,966,177
Vaxart, Inc. (a)(b)	321,977	262,411
Vaxcyte, Inc. (a)(b)	25,118	1,765,042
Vera Therapeutics, Inc. (b)	14,381	546,334
Veracyte, Inc. (a)(b)	19,147	397,300
Vericel Corp. (a)(b)	17,917	854,641
Vertex Pharmaceuticals, Inc. (b)	58,810	26,778,545
Viking Therapeutics, Inc. (a)(b)	26,264	1,635,197
Vir Biotechnology, Inc. (b)	67,100	689,117
Xencor, Inc. (a)(b)	24,967	593,216
Xenon Pharmaceuticals, Inc. (a)(b)	19,778	752,948
		241,967,167
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (b)(c)	10,350	20,286
Align Technology, Inc. (b)	17,669	4,544,643
Alphatec Holdings, Inc. (a)(b)	61,293	595,155
Atricure, Inc. (a)(b)	13,643	307,513
Axonics, Inc. (b)	13,941	935,302
Bioventus, Inc. (b)	58,636	392,275
Cerus Corp. (a)(b)	175,503	314,150
Cue Health, Inc. (a)(b)	218,150	14,747
Dentsply Sirona, Inc. (a)	58,588	1,641,050
DexCom, Inc. (b)	88,450	10,505,207
Establishment Labs Holdings, Inc. (a)(b)	9,113	475,972
GE Healthcare Technologies, Inc.	104,472	8,148,816
Hologic, Inc. (b)	49,900	3,681,622
ICU Medical, Inc. (b)	5,811	617,942
IDEXX Laboratories, Inc. (b)	18,934	9,409,251
Inari Medical, Inc. (a)(b)	14,977	748,850
InMode Ltd. (b)	20,699	395,972
Insulet Corp. (b)	16,634	2,947,378
Integra LifeSciences Holdings Corp. (b)	22,308	689,317
Intuitive Surgical, Inc. (b)	80,722	32,459,931
iRhythm Technologies, Inc. (b)	7,079	624,439
Lantheus Holdings, Inc. (a)(b)	15,487	1,267,301
LeMaitre Vascular, Inc.	7,976	629,147
LivaNova PLC (b)	15,376	939,012
Masimo Corp. (a)(b)	14,583	1,815,584
Merit Medical Systems, Inc. (b)	14,505	1,177,081
Neogen Corp. (a)(b)	80,530	1,058,970
Novocure Ltd. (a)(b)	25,338	557,689
Omnicell, Inc. (b)	7,472	243,512
PROCEPT BioRobotics Corp. (a)(b)	17,896	1,188,294
QuidelOrtho Corp. (b)	16,571	732,272
RxSight, Inc. (b)	13,094	765,606
Shockwave Medical, Inc. (b)	7,962	2,667,270
Staar Surgical Co. (a)(b)	8,915	370,240
Tandem Diabetes Care, Inc. (a)(b)	21,882	1,121,015
The Cooper Companies, Inc.	46,200	4,357,122
TransMedics Group, Inc. (a)(b)	7,968	1,086,835
UFP Technologies, Inc. (b)	2,837	738,641
		100,185,409
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	685,924	373,966
Acadia Healthcare Co., Inc. (b)	23,463	1,616,366
AdaptHealth Corp. (b)	48,678	461,467
Addus HomeCare Corp. (b)	6,003	689,204
AirSculpt Technologies, Inc. (a)(b)	31,617	129,946
Alignment Healthcare, Inc. (b)	57,878	456,079
Amedisys, Inc. (b)	8,555	779,788
Astrana Health, Inc. (a)(b)	17,620	729,997
Aveanna Healthcare Holdings, Inc. (a)(b)	83,016	216,672
BrightSpring Health Services, Inc. (a)	39,665	446,231
Corvel Corp. (b)	5,029	1,206,206
Fulgent Genetics, Inc. (b)	13,444	277,619
Guardant Health, Inc. (a)(b)	30,199	818,393
HealthEquity, Inc. (a)(b)	20,530	1,676,890
Henry Schein, Inc. (b)	31,551	2,187,746
LifeStance Health Group, Inc. (a)(b)	110,812	617,223
National Research Corp. Class A (a)	8,469	237,810
NeoGenomics, Inc. (a)(b)	38,516	528,054
Option Care Health, Inc. (b)	35,797	1,067,467
P3 Health Partners, Inc. Class A (a)(b)	117,789	59,130
Patterson Companies, Inc. (a)	27,951	687,315
Premier, Inc. Class A (a)	33,457	633,006
Privia Health Group, Inc. (a)(b)	33,399	580,141
Progyny, Inc. (a)(b)	24,360	656,502
R1 RCM, Inc. (b)	94,619	1,216,800
RadNet, Inc. (b)	18,959	1,111,756
Surgery Partners, Inc. (a)(b)	22,124	610,622
The Ensign Group, Inc. (a)	13,951	1,691,419
		21,763,815
Health Care Technology - 0.0%
Certara, Inc. (a)(b)	44,314	751,122
Schrodinger, Inc. (a)(b)	22,134	476,324
Simulations Plus, Inc. (a)	9,700	467,928
SOPHiA GENETICS SA (a)(b)	31,864	159,001
		1,854,375
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)(b)	44,175	990,404
AbCellera Biologics, Inc. (a)(b)	90,891	356,293
Azenta, Inc. (b)	14,279	721,232
Bio-Techne Corp. (a)	34,688	2,677,567
Bruker Corp. (a)	34,188	2,239,656
Fortrea Holdings, Inc. (a)	20,620	523,542
ICON PLC (a)(b)	18,341	5,957,524
Illumina, Inc. (b)	36,838	3,841,467
Maravai LifeSciences Holdings, Inc. Class A (b)	36,194	313,802
Medpace Holdings, Inc. (b)	6,606	2,552,162
OmniAb, Inc. (a)(b)	62,508	271,285
Sotera Health Co. (a)(b)	99,080	1,107,714
		21,552,648
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (b)	187,861	193,497
Amneal Intermediate, Inc. Class A, (b)	88,135	588,742
Amphastar Pharmaceuticals, Inc. (b)	17,103	723,970
ANI Pharmaceuticals, Inc. (b)	8,409	545,744
Arvinas Holding Co. LLC (a)(b)	24,612	815,642
AstraZeneca PLC sponsored ADR	134,054	10,458,893
Atea Pharmaceuticals, Inc. (b)	110,852	406,827
Avadel Pharmaceuticals PLC sponsored (b)	37,926	604,920
Axsome Therapeutics, Inc. (a)(b)	13,053	958,482
CinCor Pharma, Inc. rights (b)(c)	12,042	0
Clearmind Medicine, Inc. (a)(b)	16,434	18,406
Collegium Pharmaceutical, Inc. (a)(b)	11,938	395,625
Corcept Therapeutics, Inc. (a)(b)	31,431	948,273
Cronos Group, Inc. (b)	226,417	586,420
Dova Pharmaceuticals, Inc. rights (b)(c)	7,729	0
Edgewise Therapeutics, Inc. (b)	33,765	578,394
GH Research PLC (a)(b)	36,710	517,244
Harmony Biosciences Holdings, Inc. (a)(b)	18,094	531,964
Indivior PLC (b)	32,410	593,751
Innoviva, Inc. (a)(b)	28,754	454,026
Intra-Cellular Therapies, Inc. (a)(b)	27,478	1,847,621
Jazz Pharmaceuticals PLC (a)(b)	15,643	1,646,426
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	6,576	559,289
General CVR (b)	1,530	8
Glucagon CVR (b)	1,530	14
rights (b)	1,530	5
TR Beta CVR (b)	1,530	199
Liquidia Corp. (a)(b)	47,253	608,146
Neumora Therapeutics, Inc. (a)	43,324	428,908
Pacira Biosciences, Inc. (a)(b)	15,381	466,506
Royalty Pharma PLC	102,833	2,818,653
Sanofi SA:
rights (b)(c)	925	0
sponsored ADR	67,614	3,315,114
Satsuma Pharmaceuticals, Inc. rights (b)(c)	218,164	2
Scilex Holding Co. (a)(b)(j)	103,447	111,723
Scilex Holding Co. (b)	45,036	43,775
SIGA Technologies, Inc. (a)	35,580	266,138
Structure Therapeutics, Inc. ADR (b)	15,865	542,583
Supernus Pharmaceuticals, Inc. (b)	19,436	527,104
Tarsus Pharmaceuticals, Inc. (a)(b)	13,948	459,726
Tilray Brands, Inc. Class 2 (a)(b)	290,723	523,301
Verona Pharma PLC ADR (b)	25,649	309,583
Viatris, Inc.	275,262	2,917,777
WAVE Life Sciences (a)(b)	79,828	493,337
		37,806,758
TOTAL HEALTH CARE		425,130,172
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(b)	7,535	1,523,200
Axon Enterprise, Inc. (b)	17,696	4,984,432
Elbit Systems Ltd. (a)	10,920	2,105,922
Kratos Defense & Security Solutions, Inc. (b)	39,837	866,056
Leonardo DRS, Inc. (b)	60,059	1,414,389
Lilium NV (a)(b)	391,723	348,633
Mercury Systems, Inc. (a)(b)	18,552	574,184
Rocket Lab U.S.A., Inc. Class A (a)(b)	152,935	668,326
Woodward, Inc.	14,468	2,698,282
		15,183,424
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)(b)	20,078	271,053
C.H. Robinson Worldwide, Inc. (a)	28,965	2,501,707
Hub Group, Inc. Class A	19,822	855,319
		3,628,079
Building Products - 0.1%
AAON, Inc. (a)	19,914	1,494,546
American Woodmark Corp. (b)	3,696	318,263
Apogee Enterprises, Inc.	7,442	483,507
CSW Industrials, Inc.	3,473	883,045
Gibraltar Industries, Inc. (b)	10,050	758,373
UFP Industries, Inc.	12,885	1,539,500
		5,477,234
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)(b)	29,026	518,114
Casella Waste Systems, Inc. Class A (a)(b)	13,594	1,367,420
Cimpress PLC (a)(b)	4,856	400,669
Cintas Corp.	22,200	15,050,934
Copart, Inc.	224,487	11,911,280
Driven Brands Holdings, Inc. (a)(b)	75,254	864,668
Fuel Tech, Inc. (b)	242,336	271,416
Matthews International Corp. Class A	12,434	352,255
Millerknoll, Inc. (a)	26,267	724,444
Stericycle, Inc. (b)	26,250	1,352,925
Tetra Tech, Inc. (a)	12,618	2,643,345
VSE Corp. (a)	5,461	447,037
		35,904,507
Construction & Engineering - 0.2%
Construction Partners, Inc. Class A (b)	14,408	838,690
Ferrovial SE (a)	171,828	6,941,851
IES Holdings, Inc. (b)	6,205	945,952
MYR Group, Inc. (a)(b)	7,243	1,123,100
Sterling Construction Co., Inc. (b)	8,528	1,047,835
Willscot Mobile Mini Holdings (b)	44,208	1,743,121
		12,640,549
Electrical Equipment - 0.1%
Array Technologies, Inc. (a)(b)	44,859	636,101
Encore Wire Corp.	4,625	1,335,376
Enovix Corp. (a)(b)	52,961	562,446
Fluence Energy, Inc. (a)(b)	30,216	759,328
Nextracker, Inc. Class A (a)(b)	31,610	1,743,924
Plug Power, Inc. (a)(b)	157,724	525,221
Powell Industries, Inc. (a)	4,285	770,700
Shoals Technologies Group, Inc. (b)	39,284	309,165
Sunrun, Inc. (a)(b)	61,270	885,964
Vicor Corp. (b)	8,612	301,334
		7,829,559
Ground Transportation - 0.6%
ArcBest Corp. (a)	6,880	725,978
Avis Budget Group, Inc. (a)	8,360	950,783
CSX Corp.	429,236	14,486,715
Grab Holdings Ltd. (b)	902,843	3,313,434
Heartland Express, Inc.	31,156	352,686
Hertz Global Holdings, Inc. (a)(b)	74,906	326,590
J.B. Hunt Transport Services, Inc.	23,978	3,854,464
Landstar System, Inc.	8,024	1,460,609
Lyft, Inc. (b)	80,525	1,256,995
Marten Transport Ltd.	30,233	535,124
Old Dominion Freight Lines, Inc.	51,609	9,044,477
Saia, Inc. (b)	6,210	2,542,871
Universal Logistics Holdings, Inc. (a)	13,436	587,825
Werner Enterprises, Inc. (a)	17,968	675,058
		40,113,609
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	153,522	31,040,613
Icahn Enterprises LP	96,980	1,601,140
		32,641,753
Machinery - 0.4%
Astec Industries, Inc.	8,837	287,114
Blue Bird Corp. (b)	13,872	790,843
Columbus McKinnon Corp. (NY Shares)	13,015	508,887
Franklin Electric Co., Inc.	12,705	1,263,893
Hillman Solutions Corp. Class A (a)(b)	64,656	594,189
Lincoln Electric Holdings, Inc.	13,698	2,689,739
Middleby Corp. (a)(b)	12,477	1,608,410
NN, Inc. (a)(b)	55,188	179,361
Nordson Corp. (a)	13,517	3,172,710
Omega Flex, Inc. (a)	3,161	187,163
PACCAR, Inc. (a)	122,548	13,173,910
Symbotic, Inc. (a)(b)	23,793	941,489
		25,397,708
Marine Transportation - 0.0%
Golden Ocean Group Ltd.	48,802	702,264
Star Bulk Carriers Corp. (a)	36,934	1,000,173
		1,702,437
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	5,821	309,677
American Airlines Group, Inc. (a)(b)	140,898	1,620,327
Frontier Group Holdings, Inc. (a)(b)	109,402	598,429
JetBlue Airways Corp. (a)(b)	169,856	949,495
Ryanair Holdings PLC sponsored ADR	24,563	2,987,843
SkyWest, Inc. (b)	7,170	535,384
Sun Country Airlines Holdings, Inc. (b)	23,945	253,578
United Airlines Holdings, Inc. (b)	73,906	3,916,279
		11,171,012
Professional Services - 0.9%
Automatic Data Processing, Inc.	92,749	22,716,085
Concentrix Corp. (a)	13,087	802,626
Conduent, Inc. (a)(b)	126,149	441,522
CRA International, Inc. (a)	2,108	370,945
CSG Systems International, Inc.	11,006	474,909
ExlService Holdings, Inc. (b)	44,433	1,326,769
Exponent, Inc.	13,773	1,310,088
First Advantage Corp. (a)	32,649	524,343
Forrester Research, Inc. (b)	14,200	255,458
Huron Consulting Group, Inc. (b)	6,982	616,580
ICF International, Inc.	5,938	847,650
Kelly Services, Inc. Class A (non-vtg.)	32,476	706,028
LegalZoom.com, Inc. (b)	41,676	365,915
NV5 Global, Inc. (b)	5,126	481,741
Paychex, Inc.	83,902	10,081,664
Paycor HCM, Inc. (b)	37,444	463,182
Paylocity Holding Corp. (b)	13,712	1,949,435
Science Applications International Corp.	12,042	1,621,455
SS&C Technologies Holdings, Inc.	51,646	3,204,634
Sterling Check Corp. (a)(b)	36,486	561,155
Upwork, Inc. (b)	46,851	495,215
Verisk Analytics, Inc.	30,157	7,623,086
Verra Mobility Corp. (a)(b)	48,448	1,290,655
		58,531,140
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (b)	13,602	1,320,210
Fastenal Co.	126,304	8,333,538
FTAI Aviation Ltd. (a)	21,065	1,776,201
H&E Equipment Services, Inc. (a)	14,578	690,560
McGrath RentCorp.	7,550	822,799
Rush Enterprises, Inc. Class A	19,594	884,277
Transcat, Inc. (b)	3,213	409,336
		14,236,921
TOTAL INDUSTRIALS		264,457,932
INFORMATION TECHNOLOGY - 49.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	916,729	42,627,899
Digi International, Inc. (b)	11,794	287,302
Extreme Networks, Inc. (b)	43,075	480,286
F5, Inc. (b)	13,924	2,352,738
Harmonic, Inc. (b)	43,569	532,849
Infinera Corp. (a)(b)	108,105	618,361
Lumentum Holdings, Inc. (a)(b)	18,127	788,525
NetScout Systems, Inc. (b)	23,523	483,162
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	202,172	1,241,336
ViaSat, Inc. (a)(b)	30,299	511,750
Viavi Solutions, Inc. (b)	64,092	481,972
		50,406,180
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries, Inc. (a)	10,364	1,113,405
Avnet, Inc.	25,391	1,386,349
CDW Corp.	31,851	7,122,521
Cognex Corp. (a)	37,107	1,689,111
ePlus, Inc. (b)	9,005	673,934
Flex Ltd. (b)	102,983	3,411,827
Hollysys Automation Technologies Ltd. (a)(b)	23,828	504,439
Innoviz Technologies Ltd. (a)(b)	189,994	199,494
Insight Enterprises, Inc. (a)(b)	7,801	1,525,096
IPG Photonics Corp. (b)	12,615	1,094,099
Itron, Inc. (b)	11,489	1,235,642
Lightwave Logic, Inc. (a)(b)	82,306	253,502
Littelfuse, Inc. (a)	6,310	1,619,146
Napco Security Technologies, Inc. (a)	6,381	316,817
Nayax Ltd. (a)(b)	7,587	207,884
Novanta, Inc. (b)	9,589	1,554,952
OSI Systems, Inc. (b)	5,587	803,075
PC Connection, Inc.	8,501	575,008
Plexus Corp. (b)	8,296	913,721
Sanmina Corp. (b)	16,989	1,164,426
ScanSource, Inc. (b)	16,283	772,303
Trimble, Inc. (b)	55,947	3,115,129
TTM Technologies, Inc. (b)	36,555	679,923
Zebra Technologies Corp. Class A (b)	11,952	3,733,088
		35,664,891
IT Services - 0.5%
Akamai Technologies, Inc. (b)	30,960	2,855,750
Amdocs Ltd.	29,891	2,361,389
Cognizant Technology Solutions Corp. Class A	114,085	7,546,723
Couchbase, Inc. (b)	28,269	640,858
Grid Dynamics Holdings, Inc. (a)(b)	36,448	346,256
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	83,620	236,645
MongoDB, Inc. Class A (b)	16,229	3,831,018
Okta, Inc. (b)	39,173	3,473,862
Perficient, Inc. (b)	18,147	1,345,600
Taoping, Inc. (a)(b)	29,777	22,452
Thoughtworks Holding, Inc. (b)	91,730	253,175
VeriSign, Inc. (b)	21,626	3,769,844
Wix.com Ltd. (b)	13,536	2,180,650
		28,864,222
Semiconductors & Semiconductor Equipment - 20.0%
ACM Research, Inc. Class A, (b)	15,647	337,975
Advanced Micro Devices, Inc. (b)	373,974	62,416,261
Allegro MicroSystems LLC (a)(b)	41,047	1,237,157
Ambarella, Inc. (b)	9,836	573,045
Amkor Technology, Inc. (a)	64,377	2,098,046
Analog Devices, Inc. (a)	113,082	26,516,598
Applied Materials, Inc.	190,609	40,996,184
Arm Holdings Ltd. ADR (a)	25,255	3,043,733
ASML Holding NV (depository receipt)	19,943	19,152,260
Astera Labs, Inc. (a)	35,226	2,273,486
Axcelis Technologies, Inc. (a)(b)	9,709	1,092,165
Broadcom, Inc. (a)	106,789	141,874,526
Camtek Ltd. (a)	11,519	1,179,661
Canadian Solar, Inc. (a)(b)	17,328	340,322
CEVA, Inc. (a)(b)	10,731	213,762
Cirrus Logic, Inc. (b)	12,466	1,429,850
Cohu, Inc. (a)(b)	13,945	449,587
Credo Technology Group Holding Ltd. (b)	46,945	1,223,856
Diodes, Inc. (a)(b)	12,461	923,734
Enphase Energy, Inc. (b)	30,840	3,944,436
Entegris, Inc.	34,694	4,383,587
First Solar, Inc. (b)	25,296	6,874,441
FormFactor, Inc. (b)	23,248	1,272,131
GlobalFoundries, Inc. (a)(b)	138,268	6,775,132
Ichor Holdings Ltd. (a)(b)	18,241	692,976
Impinj, Inc. (a)(b)	7,143	1,169,095
indie Semiconductor, Inc. (a)(b)	63,883	426,100
Intel Corp.	981,628	30,283,224
KLA Corp.	30,700	23,317,571
Kulicke & Soffa Industries, Inc. (a)	17,295	789,863
Lam Research Corp. (a)	29,614	27,613,278
Lattice Semiconductor Corp. (b)	34,668	2,573,752
MACOM Technology Solutions Holdings, Inc. (a)(b)	18,461	1,867,146
Marvell Technology, Inc.	197,993	13,623,898
MaxLinear, Inc. Class A (b)	16,930	300,846
Microchip Technology, Inc.	122,389	11,899,882
Micron Technology, Inc.	255,128	31,891,000
MKS Instruments, Inc. (a)	13,857	1,754,158
Monolithic Power Systems, Inc.	11,115	8,176,527
Nova Ltd. (a)(b)	7,084	1,478,077
NVIDIA Corp.	578,981	634,754,240
NXP Semiconductors NV (a)	58,661	15,961,658
ON Semiconductor Corp. (b)	95,387	6,967,066
PDF Solutions, Inc. (b)	5,516	193,170
Photronics, Inc. (a)(b)	22,473	614,637
Power Integrations, Inc. (a)	15,736	1,196,093
Qorvo, Inc. (b)	22,570	2,220,662
Qualcomm, Inc.	253,841	51,796,256
Rambus, Inc. (b)	26,307	1,453,725
Semtech Corp. (b)	17,678	687,497
Silicon Laboratories, Inc. (a)(b)	12,278	1,549,115
Silicon Motion Tech Corp. sponsored ADR	10,040	784,024
SiTime Corp. (a)(b)	5,057	616,044
Skyworks Solutions, Inc.	33,240	3,080,018
SolarEdge Technologies, Inc. (b)	12,247	599,981
Synaptics, Inc. (b)	14,851	1,391,687
Teradyne, Inc.	35,614	5,019,437
Texas Instruments, Inc.	207,679	40,499,482
Tower Semiconductor Ltd. (a)(b)	32,609	1,224,142
Ultra Clean Holdings, Inc. (b)	19,381	898,891
Universal Display Corp.	11,603	2,038,647
Veeco Instruments, Inc. (a)(b)	23,352	949,259
		1,262,975,059
Software - 16.4%
ACI Worldwide, Inc. (a)(b)	31,858	1,147,207
Adeia, Inc. (a)	33,064	391,147
Adobe, Inc. (b)	104,219	46,352,442
Agilysys, Inc. (b)	9,756	931,405
Alarm.com Holdings, Inc. (b)	13,685	895,136
Alkami Technology, Inc. (b)	18,611	510,500
Altair Engineering, Inc. Class A (a)(b)	13,594	1,187,164
Amplitude, Inc. Class A, (a)(b)	37,353	333,189
ANSYS, Inc. (b)	20,106	6,382,650
AppFolio, Inc. Class A, (a)(b)	4,937	1,127,216
Appian Corp. Class A (a)(b)	23,294	661,317
AppLovin Corp. Class A, (b)	62,218	5,069,523
Aspen Technology, Inc. (b)	16,475	3,470,459
Atlassian Corp. PLC Class A, (b)	37,307	5,851,976
Aurora Innovation, Inc. Class A, (a)(b)	342,850	819,412
Autodesk, Inc. (b)	48,661	9,810,058
AvePoint, Inc. (b)	72,532	654,239
Bentley Systems, Inc. Class B (a)	68,823	3,457,668
Blackbaud, Inc. (a)(b)	13,936	1,086,172
BlackLine, Inc. (b)	15,613	745,052
Braze, Inc. (b)	17,877	673,069
Cadence Design Systems, Inc. (b)	62,286	17,833,105
CCC Intelligent Solutions Holdings, Inc. Class A (b)	142,588	1,594,134
Cellebrite DI Ltd. (b)	53,817	573,151
Check Point Software Technologies Ltd. (b)	27,801	4,184,051
Cipher Mining, Inc. (a)(b)	117,847	437,212
Cleanspark, Inc. (a)(b)	49,871	801,427
Cognyte Software Ltd. (b)	61,135	464,626
CommVault Systems, Inc. (b)	11,818	1,271,440
Confluent, Inc. (a)(b)	58,800	1,527,036
Crowdstrike Holdings, Inc. (b)	51,795	16,246,538
CyberArk Software Ltd. (b)	9,945	2,279,891
Datadog, Inc. Class A (a)(b)	70,198	7,734,416
Descartes Systems Group, Inc. (b)	22,057	2,036,523
Docebo, Inc. (b)	5,328	183,230
DocuSign, Inc. (b)	44,590	2,440,857
Dropbox, Inc. Class A (b)	51,466	1,159,529
Everbridge, Inc. (b)	12,495	434,326
EverCommerce, Inc. (a)(b)	61,752	592,202
Five9, Inc. (b)	20,676	966,810
Fortinet, Inc. (b)	181,413	10,761,419
Freshworks, Inc. (b)	42,642	549,229
Gen Digital, Inc.	136,595	3,391,654
GitLab, Inc. (b)	32,267	1,522,680
HashiCorp, Inc. (b)	35,539	1,193,400
Intapp, Inc. (a)(b)	18,775	674,023
InterDigital, Inc. (a)	4,302	489,869
Intuit, Inc.	63,185	36,422,361
Jamf Holding Corp. (a)(b)	39,170	623,586
JFrog Ltd. (a)(b)	27,608	888,149
LM Funding America, Inc. (a)(b)	24,831	79,459
Magic Software Enterprises Ltd.	24,385	259,213
Manhattan Associates, Inc. (b)	12,291	2,698,366
Marathon Digital Holdings, Inc. (a)(b)	70,642	1,378,932
Matterport, Inc. Class A (a)(b)	156,846	690,122
Microsoft Corp.	1,720,773	714,344,480
MicroStrategy, Inc. Class A (a)(b)	3,672	5,597,927
MMTEC, Inc. (a)(b)	33,130	13,179
Monday.com Ltd. (a)(b)	10,060	2,272,655
nCino, Inc. (b)	24,395	744,779
Nextnav, Inc. Class A (a)(b)	38,684	305,410
NICE Ltd. sponsored ADR (b)	11,547	2,119,683
Nutanix, Inc. Class A (b)	53,458	2,957,029
Open Text Corp.	67,351	1,970,017
Palo Alto Networks, Inc. (b)	74,484	21,966,076
Pegasystems, Inc.	22,753	1,307,387
Progress Software Corp. (a)	13,645	691,119
PTC, Inc. (b)	28,275	4,983,186
Qualys, Inc. (b)	9,094	1,278,798
Radware Ltd. (b)	16,228	329,266
Rapid7, Inc. (a)(b)	17,797	643,184
Riot Platforms, Inc. (a)(b)	58,535	570,131
Roper Technologies, Inc.	23,695	12,623,748
Sapiens International Corp. NV	18,681	626,187
SoundHound AI, Inc. (a)(b)	79,113	399,521
Sprout Social, Inc. (a)(b)	15,020	490,403
SPS Commerce, Inc. (b)	9,658	1,816,573
Synopsys, Inc. (b)	35,326	19,810,821
Telos Corp. (b)	67,079	303,868
Tenable Holdings, Inc. (a)(b)	27,610	1,164,866
Varonis Systems, Inc. (a)(b)	26,691	1,146,645
Verint Systems, Inc. (a)(b)	18,073	536,045
Vertex, Inc. Class A (a)(b)	24,509	810,022
Workday, Inc. Class A (b)	46,413	9,814,029
Zoom Video Communications, Inc. Class A (b)	59,383	3,642,553
Zscaler, Inc. (b)	33,893	5,760,454
		1,036,980,008
Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	3,575,953	687,476,964
Corsair Gaming, Inc. (b)	31,582	366,035
Logitech International SA (a)	39,147	3,915,091
Nano Dimension Ltd. ADR (a)(b)	116,852	317,837
NetApp, Inc.	42,538	5,122,851
Seagate Technology Holdings PLC	49,576	4,622,466
Super Micro Computer, Inc. (b)	12,952	10,160,974
Western Digital Corp. (b)	76,873	5,787,768
Xerox Holdings Corp. (a)	40,777	573,325
		718,343,311
TOTAL INFORMATION TECHNOLOGY		3,133,233,671
MATERIALS - 1.0%
Chemicals - 0.8%
Alto Ingredients, Inc. (b)	79,688	121,126
Balchem Corp.	8,835	1,357,056
Hawkins, Inc. (a)	9,630	840,892
Innospec, Inc.	7,544	986,755
Linde PLC	109,651	47,755,204
Methanex Corp.	20,449	1,097,702
		52,158,735
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	2,065	707,758
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (a)	63,958	790,521
TriMas Corp. (a)	15,373	409,229
		1,199,750
Metals & Mining - 0.2%
Century Aluminum Co. (a)(b)	45,486	833,758
Ferroglobe PLC	61,518	366,032
Kaiser Aluminum Corp. (a)	5,991	585,920
Royal Gold, Inc. (a)	14,717	1,886,572
Sigma Lithium Corp. (a)(b)	35,052	535,945
SSR Mining, Inc. (a)	46,265	247,055
Steel Dynamics, Inc.	40,239	5,386,795
		9,842,077
TOTAL MATERIALS		63,908,320
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust (SBI)	115,569	280,833
Equinix, Inc.	21,314	16,262,156
Gaming & Leisure Properties	56,889	2,554,316
Host Hotels & Resorts, Inc.	163,697	2,936,724
Lamar Advertising Co. Class A	21,759	2,569,955
Phillips Edison & Co., Inc. (a)	32,259	1,030,352
PotlatchDeltic Corp.	15,981	682,868
Regency Centers Corp.	41,545	2,550,863
Retail Opportunity Investments Corp.	38,726	484,850
Sabra Health Care REIT, Inc.	66,101	963,753
SBA Communications Corp. Class A	25,185	4,953,386
Service Properties Trust	52,867	284,424
Uniti Group, Inc.	89,118	281,613
		35,836,093
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (a)	10,769	1,207,851
Comstock Holding Companies, Inc. (a)(b)	135,264	834,579
CoStar Group, Inc. (b)	92,224	7,209,150
eXp World Holdings, Inc. (a)	39,662	444,611
FirstService Corp.	10,866	1,598,606
Newmark Group, Inc. Class A	48,492	504,802
Opendoor Technologies, Inc. Class A (a)(b)	186,645	406,886
Zillow Group, Inc.:
Class A (a)(b)	17,705	710,856
Class C (b)	40,900	1,674,855
		14,592,196
TOTAL REAL ESTATE		50,428,289
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp.	56,188	2,893,120
American Electric Power Co., Inc.	119,332	10,769,713
Constellation Energy Corp.	73,625	15,995,031
Evergy, Inc.	53,134	2,904,304
Exelon Corp.	233,833	8,780,429
MGE Energy, Inc. (a)	10,561	846,253
Otter Tail Corp. (a)	11,804	1,067,908
Xcel Energy, Inc.	132,103	7,325,111
		50,581,869
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC	28,115	617,968
Enlight Renewable Energy Ltd. (b)	33,200	583,324
Montauk Renewables, Inc. (a)(b)	60,386	323,669
ReNew Energy Global PLC (a)(b)	88,953	532,828
		2,057,789
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,677	762,617
Water Utilities - 0.0%
Middlesex Water Co.	6,437	346,826
TOTAL UTILITIES		53,749,101
TOTAL COMMON STOCKS (Cost $3,343,640,643)		6,291,147,277

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $1,218,278)	1,233,000	1,218,656

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	14,485,770	14,488,667
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	357,675,106	357,710,874
TOTAL MONEY MARKET FUNDS (Cost $372,197,338)		372,199,541

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $3,717,056,259)	6,664,565,474
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(353,973,874)
NET ASSETS - 100.0%	6,310,591,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	60	Jun 2024	22,309,200	169,909	169,909

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $437,437 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $938,948.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(j)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $111,723 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,006,336	88,365,417	97,883,087	518,548	-	1	14,488,667	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	168,226,114	602,770,949	413,286,189	4,163,073	-	-	357,710,874	1.4%
Total	192,232,450	691,136,366	511,169,276	4,681,621	-	1	372,199,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	946,603,057	946,549,697	-	53,360
Consumer Discretionary	835,062,443	834,509,943	-	552,500
Consumer Staples	241,924,462	241,924,462	-	-
Energy	38,814,101	38,814,101	-	-
Financials	237,835,729	237,835,729	-	-
Health Care	425,130,172	423,134,475	1,956,682	39,015
Industrials	264,457,932	264,457,932	-	-
Information Technology	3,133,233,671	3,133,233,671	-	-
Materials	63,908,320	63,908,320	-	-
Real Estate	50,428,289	50,428,289	-	-
Utilities	53,749,101	53,749,101	-	-

U.S. Government and Government Agency Obligations	1,218,656	-	1,218,656	-

Money Market Funds	372,199,541	372,199,541	-	-
Total Investments in Securities:	6,664,565,474	6,660,745,261	3,175,338	644,875
Derivative Instruments: Assets
Futures Contracts	169,909	169,909	-	-
Total Assets	169,909	169,909	-	-
Total Derivative Instruments:	169,909	169,909	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	169,909	0
Total Equity Risk	169,909	0
Total Value of Derivatives	169,909	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $346,570,327) - See accompanying schedule:
Unaffiliated issuers (cost $3,344,858,921)	$6,292,365,933
Fidelity Central Funds (cost $372,197,338)	372,199,541

Total Investment in Securities (cost $3,717,056,259)		$6,664,565,474
Cash		27,751
Foreign currency held at value (cost $162,293)		148,979
Dividends receivable		3,892,715
Distributions receivable from Fidelity Central Funds		897,505
Receivable from investment adviser for expense reductions		92,784
Total assets		6,669,625,208
Liabilities
Accrued management fee	$1,083,605
Payable for daily variation margin on futures contracts	16,659
Other payables and accrued expenses	224,707
Collateral on securities loaned	357,708,637
Total liabilities		359,033,608
Net Assets		$6,310,591,600
Net Assets consist of:
Paid in capital		$3,493,467,477
Total accumulated earnings (loss)		2,817,124,123
Net Assets		$6,310,591,600
Net Asset Value, offering price and redemption price per share ($6,310,591,600 ÷ 95,700,000 shares)		$65.94
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$23,363,274
Interest		52,976
Income from Fidelity Central Funds (including $4,163,073 from security lending)		4,681,621
Total income		28,097,871
Expenses
Management fee	$6,124,030
Independent trustees' fees and expenses	12,587
Miscellaneous	180,292
Total expenses before reductions	6,316,909
Expense reductions	(98,554)
Total expenses after reductions		6,218,355
Net Investment income (loss)		21,879,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,006,386)
Redemptions in-kind	23,743,460
Foreign currency transactions	(199)
Futures contracts	2,876,549
Total net realized gain (loss)		23,613,424
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	900,303,562
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(1,432)
Futures contracts	(986,071)
Total change in net unrealized appreciation (depreciation)		899,316,060
Net gain (loss)		922,929,484
Net increase (decrease) in net assets resulting from operations		$944,809,000
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,879,516	$36,799,996
Net realized gain (loss)	23,613,424	45,346,274
Change in net unrealized appreciation (depreciation)	899,316,060	961,450,824
Net increase (decrease) in net assets resulting from operations	944,809,000	1,043,597,094
Distributions to shareholders	(22,417,600)	(39,030,200)

Share transactions
Proceeds from sales of shares	207,103,750	369,571,529
Cost of shares redeemed	(32,916,357)	(159,557,590)

Net increase (decrease) in net assets resulting from share transactions	174,187,393	210,013,939
Total increase (decrease) in net assets	1,096,578,793	1,214,580,833

Net Assets
Beginning of period	5,214,012,807	3,999,431,974
End of period	$6,310,591,600	$5,214,012,807

Other Information
Shares
Sold	3,350,000	7,650,000
Redeemed	(550,000)	(3,450,000)
Net increase (decrease)	2,800,000	4,200,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$56.13	$45.09	$60.49	$47.46	$34.09	$28.79
Income from Investment Operations
Net investment income (loss) B,C	.23	.40	.40	.34	.35	.35
Net realized and unrealized gain (loss)	9.82	11.07	(15.43)	13.01	13.68	5.30
Total from investment operations	10.05	11.47	(15.03)	13.35	14.03	5.65
Distributions from net investment income	(.24)	(.43)	(.37)	(.32)	(.34)	(.35)
Distributions from net realized gain	-	-	-	-	(.32)	-
Total distributions	(.24)	(.43)	(.37)	(.32)	(.66)	(.35)
Net asset value, end of period	$65.94	$56.13	$45.09	$60.49	$47.46	$34.09
Total Return D,E,F	17.96%	25.60%	(24.90)%	28.23%	41.87%	19.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.21%	.21%	.21%	.21%	.27%
Expenses net of fee waivers, if any	.21 % I,J	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21% I,J	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.75% I,J	.81%	.81%	.62%	.90%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$6,310,592	$5,214,013	$3,999,432	$4,784,708	$3,346,121	$2,202,470
Portfolio turnover rate K,L	4 % I	4%	8%	11%	19%	6%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,205,165,605
Gross unrealized depreciation	(259,488,184)
Net unrealized appreciation (depreciation)	$2,945,677,421
Tax cost	$3,719,057,962

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(94,148,632)
Long-term	(63,456,943)
Total capital loss carryforward	$(157,605,575)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	170,733,898	128,945,929

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Nasdaq Composite Index ETF	203,588,518	32,321,506

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index ETF	452,856	155,927	876,202
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2026. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement ($)
Fidelity Nasdaq Composite Index ETF	92,784

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,770.
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that, effective June 1, 2024, the management fee rate will also cover transfer agent and pricing and bookkeeping services. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"; and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund's investment strategy is more specialized than most funds in its mapped group, which do not track the same index as the fund. The Board also considered that the fund's management fee covers expenses beyond portfolio management.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.795572.120
ETF-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024